INITIAL PUBLIC OFFERING	6 Months Ended
Jun. 30, 2021
Initial Public Offering [Abstract]
INITIAL PUBLIC OFFERING
NOTE 3. INITIAL PUBLIC OFFERING
Pursuant to the Initial Public Offering, the Company sold 25,300,000 Units, which gives effect to the full exercise by the underwriters of their over-allotment option in the amount of 3,300,000 units, at a purchase price of $10.00 per Unit. Each Unit consists of one Class A ordinary share and one-eighth of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one Class A ordinary share at an exercise price of $11.50 per whole share.